LOANS RECEIVABLE - Average recorded investment in impaired loans and related interest income recognized (Details 3) (Loans Receivable, USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Sep. 30, 2012	Sep. 30, 2011
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	$ 23,073	$ 15,025	$ 21,533	$ 9,306
Income Recognized on Accrual Basis	451	139	830	189
Income Recognized on Cash Basis	81	161	406	251
Residential Portfolio Segment | One-to-four family residential
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	18,865	11,295	14,232	5,184
Income Recognized on Accrual Basis	325	102	608
Income Recognized on Cash Basis	69	161	406	251
Residential Portfolio Segment | Multi-family residential
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	909		394
Income Recognized on Accrual Basis	33		46
Income Recognized on Cash Basis
Commercial Real Estate
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	1,569	852	1,913
Income Recognized on Accrual Basis	30	8	54
Income Recognized on Cash Basis	12
Construction and land development
Financing Receivable, Impaired [Line Items]
Average Recorded Investment	1,730	2,878	4,995	4,122
Income Recognized on Accrual Basis	63	29	122	189
Income Recognized on Cash Basis